LEASE LIABILITIES - Movements of carrying amounts of lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LEASE LIABILITIES.
Beginning balance	€ 3,697	€ 3,277
Additions	1,683	161
Disposals	(62)
Modification	5	836
Accretion of interests	112	123
Payments	(1,287)	(790)
Effect of movement in exchange rates	(56)	90
Ending balance	€ 4,092	€ 3,697